CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contract revenues	$ 1,116.7	$ 955.4	$ 881.3
Reimbursables	195.3	89.2	33.3
Related party revenues	12.1	0	0
Other revenues	0.2	0.1	23.4
Total operating revenues	1,324.3	1,044.7	938.0
Vessel and rig operating expenses	527.1	345.6	329.9
Reimbursable expenses	183.7	82.2	30.0
Depreciation and amortization	188.0	162.8	140.7
General and administrative expenses	64.9	50.0	35.4
Total operating expenses	963.7	640.6	536.0
Net operating income	360.6	404.1	402.0
Interest income	0.5	0.6	6.8
Interest expense	(84.9)	(83.9)	(77.6)
Foreign exchange gain/(loss)	10.9	(12.0)	3.3
Loss on derivative financial instruments	(16.1)	(17.5)	(47.7)
Other financial items	(6.5)	0	(0.6)
Total financial items	(96.1)	(112.8)	(115.8)
Income before income taxes	264.5	291.3	286.2
Income taxes	(28.9)	(109.6)	(39.5)
Net income from continuing operations	235.6	181.7	246.7
Net income from discontinued operations, net of tax	0	0	3.2
Net income	$ 235.6	$ 181.7	$ 249.9
Basic and diluted earnings per share—continuing operations	$ 1.04	$ 0.82	$ 1.28
Basic and diluted earnings per share—discontinued operations	$ 0.00	$ 0.00	$ 0.02
Basic and diluted earnings per share—total	$ 1.04	$ 0.82	$ 1.30
Declared dividend per share	$ 0.905	$ 0.900	$ 0.375